Consolidated Statements of Operations (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statements Of Operations [Abstract]
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$ 92,138	$ 206,644	$ 974,497